BASIS OF PRESENTATION - Unaudited Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Assets
Accounts Receivable, net	$ 3,601	$ 5,632	$ 8,707		$ 15,143	$ 27,810
Total current assets	6,723	13,957	17,522		23,261
Total assets	7,514	14,911	19,868		24,249
Total Liabilities
Deferred Tax Liability					796
Total Liabilities	22,849	20,745	18,304	$ 18,558	18,784
Total Shareholders' Equity
Additional paid-in capital	55,292	55,331	55,290	50,289	50,020
Accumulated deficit	(70,634)	(61,192)	(53,752)	(47,700)	(44,556)
Total shareholders' equity	(15,335)	(5,834)	1,564	2,611	5,465	$ 28,956
Total liabilities and shareholders' equity	$ 7,514	14,911	19,868	21,169	$ 24,249
As Previously Reported
Total Assets
Accounts Receivable, net		6,013	9,088
Total current assets		14,338	17,903
Total assets		15,292	20,249
Total Liabilities
Deferred Tax Liability		616	617	1,170
Total Liabilities		21,361	18,921	19,728
Total Shareholders' Equity
Additional paid-in capital		55,475	55,434	50,289
Accumulated deficit		(61,571)	(54,132)	(48,870)
Total shareholders' equity		(6,069)	1,328	1,441
Total liabilities and shareholders' equity		15,292	20,249	21,169
Adjustments
Total Assets
Accounts Receivable, net		(381)	(381)
Total current assets		(381)	(381)
Total assets		(381)	(381)
Total Liabilities
Deferred Tax Liability		(616)	(617)	(1,170)
Total Liabilities		(616)	(617)	(1,170)
Total Shareholders' Equity
Additional paid-in capital		(144)	(144)
Accumulated deficit		379	380	1,170
Total shareholders' equity		235	236	$ 1,170
Total liabilities and shareholders' equity		$ (381)	$ (381)